THE ADVISORS’ INNER CIRCLE FUND III

Nicholas Partners Small Cap Growth Fund (the “Fund”)

Supplement dated June 2, 2022

to the Fund’s Prospectus (the “Prospectus”)

and Summary Prospectus (the “Summary Prospectus”),

each dated January 28, 2022

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus and should be read in conjunction with the Prospectus and Summary Prospectus.

The minimum initial investment amount for Institutional Shares of the Fund has been reduced from $100,000 to $5,000. Accordingly, effective immediately, the Prospectus and Summary Prospectus are hereby amended and supplemented as followed:

1.	In the “Purchase and Sale of Fund Shares” section of the Summary Prospectus and in the corresponding section of the Prospectus, the column relating to Institutional Shares in the table is hereby deleted and replaced with the following:

Institutional Shares
Minimum Initial Investment	$5,000
Subsequent Minimum Investment	$2,500

2.	In the “Purchase and Sale of Fund Shares” section of the Summary Prospectus and in the corresponding section of the Prospectus, the first sentence appearing after the bullet points is hereby deleted and replaced with the following:

In addition, the Adviser may permit certain financial intermediaries to aggregate customer accounts to accumulate the requisite $5,000 initial investment minimum.

3.	In the “Purchasing and Selling Fund Shares” section of the Prospectus, the column relating to Institutional Shares in the table under the “How to Choose a Share Class” heading is hereby deleted and replaced with the following:

Institutional Shares
Fees	Shareholder servicing fee of up to 0.10%
Minimum Initial Investment	$5,000
Subsequent Minimum Investment	$2,500

4.	In the “Purchasing and Selling Fund Shares” section of the Prospectus, the column relating to Institutional Shares in the table under the “Minimum Purchases” heading is hereby deleted and replaced with the following:

Institutional Shares
Minimum Initial Investment	$5,000
Subsequent Minimum Investment	$2,500

5.	In the “Purchasing and Selling Fund Shares” section of the Prospectus, under the “Minimum Purchases” heading, the last sentence is hereby deleted and replaced with the following:

In addition, the Adviser may permit certain financial intermediaries to aggregate customer accounts to accumulate the requisite $5,000 initial investment minimum.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

NIC-SK-002-0100